Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Basic Terms of Share Plans [text block table]	The following table sets forth the basic terms of these share plans: Grant year(s) Deutsche Bank Equity Plan Vesting schedule Eligibility 2022 4 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs)2 Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU)2 Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Selected employees 2019-2021 4 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs in an Material Business Unit)2 Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU)2 Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire/Off-Cycle 5 Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Regulated employees 2017 -2018 4 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 Or cliff vesting after 54 months1 Members of Senior Leadership Cadre Severance Individual specification Regulatory requirement for certain employees to defer severance payments Retention/New Hire/Off-Cycle Individual specification Select employees to attract and retain the best talent 1For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies (six months for awards granted from 2017 -2018). 2For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU. 3Share delivery takes place after a further retention period of twelve months. 4Annual and Retention/New Hire awards include grants made under the Restricted Share Plan from 2018-2022. 5Off-Cycle awards granted up to 2020.
Movements in share award units [text block table]	Share units (in thousands) 2022 2021 Balance outstanding as of January 01 121,818 119,206 Granted 45,114 50,554 Released (34,121) (43,206) Forfeited (4,872) (4,537) Other movements (411) (200) Balance outstanding as of December 31 127,528 121,818
Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2022 2021 Weighted average fair value per award granted in year Weighted average share price at release in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release in year Weighted average remaining contractual life in years DB Equity Plan € 9.53 € 10.04 1.5 € 9.25 € 10.58 1.7
DWS Share Awards [text block table]	The following table sets out the movements in share award units. DWS Equity Plan DWS SAR Plan 2022 2021 2022 2021 Share units (in thousands) Number of Awards Number of Awards Number of Awards Weighted-average exercise price Number of Awards Weighted-average exercise price Outstanding at beginning of year 2,415 2,418 948 € 24.65 1,254 € 24.65 Granted 1,005 709 0 - 0 - Issued or Exercised (1,042) (583) (40) € 24.65 (256) € 24.65 Forfeited (55) (110) (4) € 24.65 (14) € 24.65 Expired 0 0 (16) € 24.65 (36) € 24.65 Other Movements 6 (18) (1) € 24.65 0 € 24.65 Outstanding at end of year 2,329 2,415 887 € 24.65 948 € 24.65 Of which, exercisable 0 0 678 € 24.65 739 € 24.65
DWS Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2022 2021 Weighted average fair value per award granted in year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years DWS Equity Plan € 27.67 € 29.24 1.3 € 30.44 € 37.24 1.7 DWS SAR Plan n/a € 31.89 3.0 n/a € 39.59 4.0
DWS Share based Plans [text block table]	Measurement dateDec 31, 2022 Measurement dateDec 31, 2021 Units (in thousands) 887 948 Fair value € 7.65 € 10.99 Share price € 30.36 € 35.48 Exercise price € 24.65 € 24.65 Expected volatility (weighted-average) 32% 32% Expected life (weighted-average) in years 3.0 4.0 Expected dividends (% of income) 66% 65%
Breakdown of Benefit Obligation [text block table]	Dec 31, 2022 in € m. Germany UK U.S. Other Total Defined benefit obligation related to Active plan participants 3,193 287 218 593 4,291 Participants in deferred status 1,827 1,375 523 83 3,808 Participants in payment status 5,017 1,214 461 207 6,899 Total defined benefit obligation 10,037 2,876 1,202 884 14,999 Fair value of plan assets 10,351 3,768 996 962 16,077 Funding ratio (in %) 103% 131% 83%1 109% 107% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 120 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%. Dec 31, 2021 in € m. Germany UK U.S. Other Total Defined benefit obligation related to Active plan participants 4,626 632 243 635 6,136 Participants in deferred status 2,535 3,020 564 118 6,237 Participants in payment status 5,936 1,277 544 274 8,031 Total defined benefit obligation 13,097 4,929 1,351 1,027 20,404 Fair value of plan assets 12,642 6,019 1,148 1,079 20,888 Funding ratio (in %) 97% 122% 85%1 105% 102% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 170 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 97%.
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]	in € m. Germany UK U.S. Other Total Actual benefit payments 2022 485 131 92 67 775 Benefits expected to be paid 2023 522 151 84 71 828 Benefits expected to be paid 2024 528 127 85 71 811 Benefits expected to be paid 2025 550 138 86 66 840 Benefits expected to be paid 2026 564 146 90 64 864 Benefits expected to be paid 2027 582 161 90 65 898 Benefits expected to be paid 2028 – 2032 3,165 917 456 331 4,869 Weighted average duration of defined benefitobligation (in years) 13 16 9 9 12
Actuarial Assumptions [text block table]	Dec 31, 2022 Dec 31, 2021 Germany UK U.S.1 Other Germany UK U.S.1 Other Discount rate (in %) 3.80% 4.77% 5.34% 3.99% 1.10% 1.86% 2.73% 1.92 % Rate of price inflation (in %) 2.62% 3.71% 2.20% 2.16% 2.19% 3.73% 2.30% 1.88 % Rate of nominal increase infuture compensation levels (in %) 2.81% 3.71% 2.30% 3.14% 2.42% 4.23% 2.40% 2.69 % Rate of nominal increase forpensions in payment (in %) 2.97% 3.32% 2.20% 0.85% 2.10% 3.49% 2.30% 1.05 % Assumed life expectancyat age 65 For a male aged 65at measurement date 21.3 23.6 22.0 22.0 21.3 23.5 21.9 22.0 For a female aged 65at measurement date 23.6 25.4 23.4 24.1 23.5 25.1 23.3 24.0 For a male aged 45at measurement date 22.6 24.9 23.3 23.5 22.6 24.6 23.3 23.4 For a female aged 45at measurement date 24.7 26.7 24.8 25.5 24.6 26.5 24.7 25.4 Mortality tables applied ModifiedRichttafelnHeubeck2018G SAPS (S3)Light/Very Lightwith CMI2021projections PRI-2012withMP-2021projection Countryspecifictables ModifiedRichttafelnHeubeck2018G SAPS (S3)Light\Very Lightwith CMI2020projections PRI-2012withMP-2021projection Countryspecifictables 1 Cash balance interest crediting rate in line with the 30-year US government bond yield.
Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]
Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements
	2022
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,097	4,929	1,351	1,027	20,404
Defined benefit cost recognized in Profit & Loss
Current service cost	164	18	10	38	230
Interest cost	142	88	39	20	289
Past service cost and gain or loss arising from settlements	17	2	0	0	19
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(3,055)	(1,966)	(196)	(183)	(5,400)
Actuarial gain or loss arising from changes in demographic assumptions	80	29	(5)	0	104
Actuarial gain or loss arising from experience	79	97	3	25	204
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Benefits paid	(485)	(131)	(92)	(67)	(775)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(2)	0	0	(2)	(4)
Exchange rate changes	0	(190)	92	9	(89)
Other	(0)	0	0	0	0
Balance, end of year	10,037	2,876	1,202	884	14,999
thereof:
Unfunded	0	10	143	75	228
Funded	10,037	2,866	1,059	809	14,771

Change in fair value of plan assets:
Balance, beginning of year	12,642	6,019	1,148	1,079	20,888
Defined benefit cost recognized in Profit & Loss
Interest income	139	108	33	19	299
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(1,594)	(1,982)	(184)	(130)	(3,890)
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Contributions by the employer[1]	(353)	0	0	28	(325)
Benefits paid[2]	(485)	(130)	(77)	(60)	(752)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	1	0	0	(1)	0
Exchange rate changes	0	(243)	79	11	(153)
Other	0	0	0	0	0
Plan administration costs	0	(4)	(3)	0	(7)
Balance, end of year	10,351	3,768	996	962	16,077
Funded status, end of year	314	892	(206)	78	1,078

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(90)	(90)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(12)	(12)
Exchange rate changes	0	0	0	(5)	(5)
Balance, end of year	0	0	0	(107)	(107)

Net asset (liability) recognized	314	892	(206)	(29)	971[3]

Fair value of reimbursement rights	0	0	0	3	3

[1] Net Amount includes re-imbursement of 2022 benefit payments and a forgiven benefit payment from 2021.
[2] For funded plans only.
[3] Thereof € 1,326 million recognized in Other assets and € 355 million in Other liabilities.
	2021
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,532	4,917	1,327	1,031	20,807
Defined benefit cost recognized in Profit & Loss
Current service cost	177	23	10	40	250
Interest cost	80	63	31	16	190
Past service cost and gain or loss arising from settlements	28	(15)	0	(1)	12
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(319)	(220)	(50)	(21)	(610)
Actuarial gain or loss arising from changes in demographic assumptions	0	(5)	3	(14)	(16)
Actuarial gain or loss arising from experience	75	(16)	20	1	80
Cash flow and other changes
Contributions by plan participants	1	0	0	14	15
Benefits paid[1]	(477)	(134)	(87)	(67)	(765)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	316	97	28	441
Other	0	0	0	0	0
Balance, end of year	13,097	4,929	1,351	1,027	20,404
thereof:
Unfunded	0	14	197	90	301
Funded	13,097	4,915	1,154	937	20,103

Change in fair value of plan assets:
Balance, beginning of year	12,658	5,705	1,107	987	20,457
Defined benefit cost recognized in Profit & Loss
Interest income	76	74	26	14	190
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	243	5	7	46	301
Cash flow and other changes
Contributions by plan participants	1	0	0	14	15
Contributions by the employer	141	0	4	32	177
Benefits paid[1]	(477)	(134)	(75)	(52)	(738)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	374	82	39	495
Other	0	0	0	0	0
Plan administration costs	0	(5)	(3)	(1)	(9)
Balance, end of year	12,642	6,019	1,148	1,079	20,888
Funded status, end of year	(455)	1,090	(203)	52	484

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(38)	(38)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(48)	(48)
Exchange rate changes	0	0	0	(4)	(4)
Balance, end of year	0	0	0	(90)	(90)

Net asset (liability) recognized	(455)	1,090	(203)	(38)	394[2]

Fair value of reimbursement rights	0	0	0	0	0

[1] For funded plans only.
[2] Thereof € 1,207 million recognized in Other assets and € 813 million in Other liabilities.

Plan Asset Allocation Level 1 [text block table]	Dec 31, 2022 Dec 31, 2021 in € m. Germany UK U.S. Other Total Germany UK U.S. Other Total Cash and cash equivalents 34 551 56 69 710 930 321 56 78 1,385 Equity instruments1 1,046 174 108 186 1,514 1,220 348 151 209 1,928 Investment-grade bonds2 Government 1,860 537 346 169 2,912 2,524 1,918 436 207 5,085 Non-government bonds 3,898 1,302 385 315 5,900 5,386 1,894 379 336 7,995 Non-investment-grade bonds Government 89 1 2 3 95 137 1 1 1 140 Non-government bonds 282 168 13 17 480 423 142 33 55 653 Securitized and other Debt Investments 45 47 81 7 180 839 124 79 7 1,049 Insurance 0 1,193 0 9 1,202 1 1,256 0 10 1,267 Alternatives Real estate 690 0 0 105 795 528 0 0 98 626 Commodities 41 0 0 5 46 25 0 0 5 30 Private equity 0 0 0 2 2 0 0 0 2 2 Other3 1,008 0 0 51 1,059 46 0 0 50 96 Derivatives (Market Value) Interest rate 1,294 229 13 7 1,543 518 42 9 2 571 Credit 6 (112) 7 0 (99) 65 (87) 16 1 (5) Inflation 0 (14) 0 13 (1) 0 (62) 0 14 (48) Foreign exchange 55 (5) 0 4 54 (1) 4 0 4 7 Other 3 (303) (15) 0 (315) 1 118 (12) 0 107 Total fair value of plan assets 10,351 3,768 996 962 16,077 12,642 6,019 1,148 1,079 20,888 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index. 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A. 3 This position contains commingled funds which could not be segregated into the other asset categories. The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e. Level 1 assets in accordance with IFRS 13. Dec 31, 2022 Dec 31, 2021 in € m. Germany UK U.S. Other Total Germany UK U.S. Other Total Cash and cash equivalents (154) 551 55 24 476 756 317 48 34 1,155 Equity instruments1 772 173 108 38 1,091 983 348 151 53 1,535 Investment-grade bonds2 Government 691 537 340 49 1,617 902 1,902 431 77 3,312 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Non-investment-grade bonds Government 0 1 0 0 1 0 0 0 0 0 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Securitized and other Debt Investments 0 45 0 0 45 0 118 0 0 118 Insurance 0 0 0 0 0 0 0 0 0 0 Alternatives Real estate 0 0 0 0 0 0 0 0 0 0 Commodities 0 0 0 0 0 0 0 0 0 0 Private equity 0 0 0 0 0 0 0 0 0 0 Other 0 0 0 0 0 0 0 0 0 0 Derivatives (Market Value) Interest rate 0 0 (7) 0 (7) 0 0 (16) 0 (16) Credit 0 0 0 0 0 0 1 0 0 1 Inflation 0 0 0 0 0 0 0 0 14 14 Foreign exchange 0 0 0 0 0 0 2 0 0 2 Other 3 0 0 0 3 1 0 0 0 1 Total fair value of quotedplan assets 1,312 1,307 496 111 3,226 2,642 2,688 614 178 6,122 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index. 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.
Regional Asset Break Down [text block table]	Dec 31, 2022 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents 4 387 126 132 31 30 710 Equity instruments 29 43 881 327 172 62 1,514 Government bonds(investment-grade and above) 372 544 402 1,044 106 444 2,912 Government bonds(non-investment-grade) 0 1 0 0 2 92 95 Non-government bonds(investment-grade and above) 347 1,068 1,810 2,100 500 75 5,900 Non-government bonds(non-investment-grade) 16 104 23 327 7 3 480 Securitized and other Debt Investments 32 35 81 21 9 2 180 Subtotal 800 2,182 3,323 3,951 827 708 11,791 Share (in %) 7% 19% 28% 34% 7% 6% 100% Other asset categories 4,286 Fair value of plan assets 16,077 Dec 31, 2021 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents 3 174 88 1,039 45 37 1,386 Equity instruments 36 61 1,182 304 258 87 1,928 Government bonds(investment-grade and above) 860 1,799 500 1,153 222 551 5,085 Government bonds(non-investment-grade) 0 0 0 4 2 134 140 Non-government bonds(investment-grade and above) 500 1,546 2,437 2,873 539 100 7,995 Non-government bonds(non-investment-grade) 46 61 92 438 9 7 653 Securitized and other Debt Investments 23 97 86 31 809 3 1,049 Subtotal 1,468 3,738 4,385 5,842 1,884 919 18,236 Share (in %) 8% 20% 24% 32% 10% 5% 100% Other asset categories 2,652 Fair value of plan assets 20,888
Sensitivity Analysis on Funded Status [text block table]	Dec 31, 2022 Dec 31, 2021 in € m. Germany UK U.S. Other Germany UK U.S. Other Interest rate (–50 bp): (Increase) in DBO (570) (225) (25) (35) (915) (520) (40) (60) Expected increase in plan assets1 290 170 25 10 595 350 35 20 Expected net impact on funded status (de-) increase (280) (55) 0 (25) (320) (170) (5) (40) Interest rate (+50 bp): Decrease in DBO 540 210 25 35 855 470 40 55 Expected (decrease) in plan assets1 (290) (170) (25) (10) (595) (350) (35) (20) Expected net impact on funded status (de-) increase 250 40 0 25 260 120 5 35 Credit spread (–50 bp): (Increase) in DBO (570) (225) (55) (40) (915) (520) (75) (60) Expected increase in plan assets1 210 65 15 5 595 125 15 10 Expected net impact on funded status (de-) increase (360) (160) (40) (35) (320) (395) (60) (50) Credit spread (+50 bp): Decrease in DBO 540 210 50 40 855 470 70 55 Expected (decrease) in plan assets1 (210) (65) (15) (5) (595) (125) (15) (10) Expected net impact on funded status (de-) increase 330 145 35 35 260 345 55 45 Rate of price inflation (–50 bp):2 Decrease in DBO 305 140 10 10 370 365 0 20 Expected (decrease) in plan assets1 (285) (115) 0 (5) (290) (270) 0 (10) Expected net impact on funded status (de-) increase 20 25 10 5 80 95 0 10 Rate of price inflation (+50 bp):2 (Increase) in DBO (325) (145) (5) (10) (385) (365) 0 (25) Expected increase in plan assets1 285 115 0 5 290 270 0 10 Expected net impact on funded status (de-) increase (40) (30) (5) (5) (95) (95) 0 (15) Rate of real increase in future compensationlevels (–50 bp): Decrease in DBO, net impact on funded status 30 5 0 10 55 5 0 15 Rate of real increase in future compensationlevels (+50 bp): (Increase) in DBO, net impact on funded status (30) (5) 0 (10) (55) (5) 0 (15) Longevity improvements by 10%:3 (Increase) in DBO, net impact on funded status (215) (60)4 (20) (10) (335) (160)4 (30) (15) 1 Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation. 2 Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption. 3 Estimated to be equivalent to an increase of around 1 year in overall life expectancy. 4 Due to buy-in transaction the net impact on funded status reduces by € 30 million due to expected gains within the plan assets. The reduction was € 30 million for 2021.
Expected Cash Flows [text block table]	2023 in € m. Total Expected contributions to Defined benefit plan assets 150 BVV 55 Other defined contribution plans 260 Expected benefit payments for unfunded defined benefit plans 25 Expected total cash flow related to post-employment benefits 490
Expenses for Defined Benefit Plans (Impact on Expense) [text block table]	in € m. 2022 2021 2020 Expenses for defined benefit plans: Service cost1 229 234 246 Net interest cost (income) (10) 0 5 Total expenses defined benefit plans 219 234 251 Expenses for defined contribution plans: BVV 57 58 60 Other defined contribution plans 258 244 243 Total expenses for defined contribution plans 315 302 303 Total expenses for post-employment benefit plans 534 536 554 Employer contributions to state-mandated pension plans Pensions related payments social security in Germany 214 221 233 Contributions to pension fund for Postbank´s postal civil servants 58 66 79 Further pension related state-mandated benefit plans 216 217 245 Total employer contributions to state-mandated benefit plans 488 504 557 Expenses for share-based payments: Expenses for share-based payments, equity settled2 405 455 318 Expenses for share-based payments, cash settled2 29 35 49 Expenses for cash retention plans2 418 398 329 Expenses for severance payments3 82 184 184 1 Severance related items under Service Costs are reclassified to Expenses for Severance payments. 2 Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses. 3 Excluding the acceleration of expenses for deferred compensation awards not yet amortized . Severance related items under Service Costs were reclassified to Expense for Severance payments.